CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Notes payable in exchange for shares of common stock	1,000,000	1,100,000